SCHEDULE OF OPERATING LEASE LIABILITY (Details) - USD ($)	Dec. 31, 2021	Mar. 31, 2021
Lease Right-of-use Asset And Lease Liabilities
2022	$ 3,877,767	$ 3,710,121
2023	3,857,516	3,792,954
2024	103,853	2,891,377
2025		58,344
Total lease payments	7,839,136	10,452,795
Less: Interest	(531,253)	(820,170)
Total	$ 7,307,883	$ 9,632,625